Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation and Consolidation

As disclosed in Note 1, the WFOE entered into a series of VIE agreement with Zhongte, North Latitude and Beichen. Under FASB ASC 810-10 (formerly FIN 46R), Zhongte, North Latitude, Beichen became the variable interest entities, or VIE, of the WFOE by virtue of the VIE Agreements. As the sole purpose and objective of the VIEs is to provide resources and benefits to the WFOE, the WFOE is the primary beneficiary that can consolidate the VIEs. Therefore, the WFOE and its controlled subsidiaries are consolidated into the Company's financial statements. All inter-company transactions and balances have been eliminated in consolidation. The accompanying unaudited financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP") applicable to interim financial information and the requirements of Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission. Accordingly, they do not include all of the information and disclosures required by the US GAAP for complete financial statements. Interim results are not necessarily indicative of results for a full year. In the opinion of management, all adjustments considered necessary for a fair presentation of the financial position and the results of operations and cash flows for the interim periods have been included.

In preparing the accompanying unaudited consolidated financial statements, we evaluated the period from September 30, 2011 through the date the financial statements were issued for material subsequent events requiring recognition or disclosure. No such events were identified for this period.

Interim Financial Statements

These consolidated interim financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2010, as not all disclosures required by generally accepted accounting principles in the United States of America for annual financial statements are presented. The interim financial statements follow the same accounting policies and methods of computations as the audited consolidated financial statements for the year ended December 31, 2010.